As filed on October 28, 2003                         1933 Act File No. 033-69904
                                                      1940 Act File No. 811-8066

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No.
                                    --------
         Post-Effective Amendment No.  25                                     X
                                     -------                                 ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---
         Amendment No.    26                                                  X
                      ----------                                             ---

                       AIM COMBINATION STOCK & BOND FUNDS
                  (as Successor to AIM COMBINATION STOCK & BOND
                                   FUNDS, INC.
          formerly named INVESCO COMBINATION STOCK & BOND FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

Clifford J. Alexander, Esq              John H. Lively, Esq.                 Martha J. Hays, Esq.
Kirkpatrick & Lockhart LLP              A I M Advisors, Inc.                 Ballard Spahr Andrews & Ingersoll,
1800 Massachusetts Avenue, N.W.         11 Greenway Plaza, Suite 100         LLP
Washington, DC  20036                   Houston, TX  77046                   1735 Market Street, 51st Floor
                                                                             Philadelphia, PA  19103-7599

                                  ------------
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
[   ]  immediately upon filing pursuant to paragraph (b)
[ X ]  on November 25, 2003, pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on _______, pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on _________, pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Contents of Registration Statement

Cover Page

Contents of Registration Statement

Prospectus for Investor Class, Class A, Class B, Class C and Class K shares - incorporated by reference to Post Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000850

Prospectus for INVESCO Balanced Fund, Institutional Class shares - incorporated by reference to Post Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000850

Prospectus for INVESCO Total Return Fund, Institutional Class shares - incorporated by reference to Post Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000850


Statement of Additional Information - incorporated by reference to Post Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000850


Part C - incorporated by reference to Post Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000850


Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003 to November 25, 2003.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th day of October, 2003.

                                   REGISTRANT:  AIM COMBINATION STOCK & BOND
                                                       FUNDS

                                           By:  /s/ Robert H. Graham
                                                ---------------------------
                                                Robert H. Graham, President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES                            TITLE                           DATE

/s/ Robert H. Graham        Chairman, Trustee & President       October 28, 2003
--------------------        (Principal Executive Officer)
(Robert H. Graham)

/s/ Bob R. Baker                     Trustee                    October 28, 2003
----------------
(Bob R. Baker)

/s/ James T. Bunch                   Trustee                    October 28, 2003
------------------
(James T. Bunch)

/s/ Gerald J. Lewis                  Trustee                    October 28, 2003
-------------------
(Gerald J. Lewis)

/s/ Larry Soll                       Trustee                    October 28, 2003
--------------
(Larry Soll)

/s/ Mark H. Williamson               Trustee &                  October 28, 2003
----------------------       Executive Vice President
(Mark H. Williamson)

/s/ Ronald L. Grooms      Treasurer and Chief Financial         October 28, 2003
--------------------          and Accounting Officer
(Ronald L. Grooms)